Reinsurance - Reinsurance items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reinsurance recoverable
Interest credited to contractholder funds	$ 45	$ 44	$ 40
Prudential
Reinsurance recoverable
Premiums and contract charges	74	64	65
Contract benefits	31	46	(4)
Interest credited to contractholder funds	18	20	19
Operating costs and expenses	$ 13	$ 12	$ 12